LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of loss per share basic and diluted

	Year ended December 31,
	2025	2024

Net loss for the year	$(633,441)	$(20,894)

Weighted average number of common shares outstanding, basic and diluted	151,096,262	151,096,262

Basic and diluted loss per common share	$(0.00)	$(0.00)